Schedule of Investments (unaudited)
February 29, 2024
BlackRock Advantage Large Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.4%
Lockheed Martin Corp.	12,324	$ 5,277,630
Air Freight & Logistics — 0.0%
Expeditors International of Washington, Inc.	4,432	530,067
Automobiles — 2.3%
General Motors Co.	45,924	1,881,965
Tesla, Inc.(a)	126,244	25,486,139
		27,368,104
Beverages — 0.9%
PepsiCo, Inc.	67,471	11,155,655
Biotechnology — 4.3%
AbbVie, Inc.	77,616	13,664,297
Amgen, Inc.	42,879	11,741,557
Exelixis, Inc.(a)	63,103	1,381,956
Gilead Sciences, Inc.	147,220	10,614,562
Halozyme Therapeutics, Inc.(a)	14,245	567,093
Incyte Corp.(a)	108,743	6,346,241
Ionis Pharmaceuticals, Inc.(a)	14,519	656,404
Neurocrine Biosciences, Inc.(a)	30,532	3,981,373
United Therapeutics Corp.(a)	6,989	1,576,998
Vertex Pharmaceuticals, Inc.(a)	2,097	882,292
		51,412,773
Broadline Retail — 5.5%
Amazon.com, Inc.(a)	340,679	60,218,420
eBay, Inc.	79,889	3,777,152
MercadoLibre, Inc.(a)	1,252	1,997,316
		65,992,888
Building Products — 0.6%
Builders FirstSource, Inc.(a)	35,271	6,884,194
Owens Corning	1,209	181,084
		7,065,278
Capital Markets — 1.0%
Moody’s Corp.	23,299	8,840,106
MSCI, Inc., Class A	236	132,389
Nasdaq, Inc.	62,074	3,488,559
		12,461,054
Chemicals — 0.0%
Cabot Corp.	1	85
Commercial Services & Supplies — 1.5%
Cintas Corp.	18,124	11,392,927
Copart, Inc.(a)	117,425	6,241,139
		17,634,066
Communications Equipment — 0.0%
Ciena Corp.(a)	5,624	320,456
Construction & Engineering — 0.3%
EMCOR Group, Inc.	7,354	2,305,626
Valmont Industries, Inc.	4,504	954,533
		3,260,159
Consumer Staples Distribution & Retail — 1.5%
Costco Wholesale Corp.	18,581	13,822,220
Walmart, Inc.	68,223	3,998,550
		17,820,770
Distributors — 0.2%
Pool Corp.	6,446	2,566,282
Electrical Equipment — 0.0%
AMETEK, Inc.	3,232	582,342
Security	Shares	Value
Electronic Equipment, Instruments & Components — 0.9%
TE Connectivity Ltd.	71,660	$ 10,287,510
Entertainment — 1.7%
Electronic Arts, Inc.	18,476	2,577,033
Liberty Media Corp. - Liberty Formula One, Class C, NVS(a)	19,474	1,416,928
Netflix, Inc.(a)	18,485	11,144,976
ROBLOX Corp., Class A(a)	2,616	104,378
Spotify Technology SA(a)	17,985	4,611,534
		19,854,849
Financial Services — 5.1%
Block, Inc., Class A(a)	13,605	1,081,189
Jack Henry & Associates, Inc.	13,830	2,403,239
Mastercard, Inc., Class A	70,869	33,645,767
Visa, Inc., Class A	84,815	23,972,112
		61,102,307
Food Products — 0.3%
Hershey Co. (The)	16,074	3,020,626
Ground Transportation — 0.8%
Old Dominion Freight Line, Inc.	20,450	9,048,716
Health Care Equipment & Supplies — 2.3%
Align Technology, Inc.(a)	6,483	1,960,589
Dexcom, Inc.(a)	41,488	4,774,024
Edwards Lifesciences Corp.(a)	17,850	1,514,929
IDEXX Laboratories, Inc.(a)	6,273	3,608,418
Intuitive Surgical, Inc.(a)	24,703	9,525,477
Novocure Ltd.(a)	45,268	693,053
Stryker Corp.	17,714	6,183,426
		28,259,916
Health Care Providers & Services — 1.1%
Cardinal Health, Inc.	5,098	570,874
Cigna Group (The)	1,894	636,649
Elevance Health, Inc.	23,972	12,015,965
UnitedHealth Group, Inc.	1,105	545,428
		13,768,916
Health Care Technology — 0.1%
Veeva Systems, Inc., Class A(a)	7,108	1,602,925
Hotels, Restaurants & Leisure — 2.7%
Booking Holdings, Inc.(a)	2,994	10,385,677
Boyd Gaming Corp.	70,859	4,685,906
Caesars Entertainment, Inc.(a)	11,365	494,036
Domino’s Pizza, Inc.	13,979	6,267,485
McDonald’s Corp.	18,051	5,275,946
MGM Resorts International(a)	83,186	3,600,290
Travel + Leisure Co.	32,455	1,450,414
		32,159,754
Household Durables — 1.1%
DR Horton, Inc.	31,954	4,775,205
PulteGroup, Inc.	3,252	352,452
Toll Brothers, Inc.	66,014	7,567,845
		12,695,502
Household Products — 0.4%
Kimberly-Clark Corp.	41,878	5,074,357
Insurance — 0.4%
Marsh & McLennan Cos., Inc.	4,009	810,900
Progressive Corp. (The)	19,891	3,770,538
		4,581,438

Schedule of Investments (unaudited)  (continued)
February 29, 2024
BlackRock Advantage Large Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Interactive Media & Services — 10.8%
Alphabet, Inc., Class A(a)	197,243	$ 27,310,266
Alphabet, Inc., Class C, NVS(a)	230,381	32,202,656
Meta Platforms, Inc., Class A(b)	121,477	59,539,522
Pinterest, Inc., Class A(a)	187,792	6,891,966
Snap, Inc., Class A, NVS(a)	362,833	3,998,420
		129,942,830
IT Services — 0.3%
Cloudflare, Inc., Class A(a)	30,758	3,030,893
Snowflake, Inc., Class A(a)	4,687	882,469
		3,913,362
Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc.	4,339	596,005
Mettler-Toledo International, Inc.(a)	123	153,408
		749,413
Machinery — 0.4%
Oshkosh Corp.	21,381	2,370,298
Otis Worldwide Corp.	28,602	2,725,770
Parker-Hannifin Corp.	571	305,742
		5,401,810
Metals & Mining — 0.1%
Nucor Corp.	6,672	1,283,026
Oil, Gas & Consumable Fuels — 0.0%
Devon Energy Corp.	4,140	182,408
Paper & Forest Products — 0.2%
Louisiana-Pacific Corp.	25,442	1,881,945
Passenger Airlines — 0.1%
Delta Air Lines, Inc.	32,428	1,370,732
Pharmaceuticals — 3.7%
Bristol-Myers Squibb Co.	78,313	3,974,385
Eli Lilly & Co.	53,958	40,667,065
		44,641,450
Residential REITs — 0.1%
Equity Residential	26,319	1,584,667
Semiconductors & Semiconductor Equipment — 13.8%
Advanced Micro Devices, Inc.(a)	41,865	8,060,268
Applied Materials, Inc.	40,306	8,126,496
Broadcom, Inc.	31,261	40,654,618
Cirrus Logic, Inc.(a)	39,406	3,618,259
Lam Research Corp.	10,362	9,722,147
Marvell Technology, Inc.	102,661	7,356,687
Micron Technology, Inc.	21,398	1,938,873
Monolithic Power Systems, Inc.	9,234	6,648,849
NVIDIA Corp.	75,959	60,092,684
QUALCOMM, Inc.	121,550	19,179,374
		165,398,255
Software — 19.2%
Adobe, Inc.(a)	37,150	20,814,402
Cadence Design Systems, Inc.(a)	25,567	7,782,083
Datadog, Inc., Class A(a)	4,180	549,503
Fortinet, Inc.(a)	50,395	3,482,798
FreedomPay, Inc.(a)(c)	43,051	467,103
HubSpot, Inc.(a)	9,455	5,850,849
Security	Shares	Value
Software (continued)
Manhattan Associates, Inc.(a)	33,493	$ 8,484,782
Microsoft Corp.	380,297	157,306,051
Oracle Corp.	84,256	9,409,710
Salesforce, Inc.(a)	14,075	4,346,642
ServiceNow, Inc.(a)	5,875	4,531,622
Synopsys, Inc.(a)	9,285	5,327,083
Teradata Corp.(a)	64,172	2,414,151
Zoom Video Communications, Inc., Class A(a)	4,274	302,300
		231,069,079
Specialized REITs — 0.2%
Equinix, Inc.	2,755	2,448,699
Specialty Retail — 3.1%
AutoNation, Inc.(a)	28,348	4,246,530
Best Buy Co., Inc.	85,439	6,910,306
Home Depot, Inc. (The)	38,799	14,767,287
O’Reilly Automotive, Inc.(a)	923	1,003,689
Penske Automotive Group, Inc.	9,879	1,516,427
TJX Cos., Inc. (The)	64,761	6,420,406
Ulta Beauty, Inc.(a)	4,530	2,484,977
		37,349,622
Technology Hardware, Storage & Peripherals — 11.1%
Apple Inc.	691,028	124,903,311
Hewlett Packard Enterprise Co.	185,647	2,827,404
HP, Inc.	198,020	5,609,906
		133,340,621
Textiles, Apparel & Luxury Goods — 0.1%
NIKE, Inc., Class B	12,697	1,319,599
Trading Companies & Distributors — 0.3%
WW Grainger, Inc.	3,421	3,330,207
Total Long-Term Investments — 99.0% (Cost: $699,930,783)		1,190,112,150
Short-Term Securities
Money Market Funds — 0.9%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.20%(d)(e)	10,566,079	10,566,079
SL Liquidity Series, LLC, Money Market Series, 5.98%(d)(e)(f)	382,651	382,804
Total Short-Term Securities — 0.9% (Cost: $10,948,880)		10,948,883
Total Investments — 99.9% (Cost: $710,879,663)		1,201,061,033
Other Assets Less Liabilities — 0.1%		1,654,856
Net Assets — 100.0%		$ 1,202,715,889
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)  (continued)
February 29, 2024
BlackRock Advantage Large Cap Growth Fund
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 6,109,397	$ 4,456,682(a)	$ —	$ —	$ —	$ 10,566,079	10,566,079	$ 381,090	$ —
SL Liquidity Series, LLC, Money Market Series	12,171,918	—	(11,788,119)(a)	(2,180)	1,185	382,804	382,651	114,435(b)	—
				$ (2,180)	$ 1,185	$ 10,948,883		$ 495,525	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
NASDAQ 100 E-Mini Index	37	03/15/24	$ 13,381	$ 314,033
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Schedule of Investments (unaudited)  (continued)
February 29, 2024
BlackRock Advantage Large Cap Growth Fund
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 1,189,645,047	$ —	$ 467,103	$ 1,190,112,150
Short-Term Securities
Money Market Funds	10,566,079	—	—	10,566,079
	$ 1,200,211,126	$ —	$ 467,103	1,200,678,229
Investments valued at NAV(a)				382,804
				$ 1,201,061,033
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 314,033	$ —	$ —	$ 314,033
(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS	Non-Voting Shares
4